Submission	Nov. 21, 2025
Submission [Line Items]
Central Index Key	0001801169
Registrant Name	Opendoor Technologies Inc.
Registration File Number	333-279080
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A